John Hancock Financial Services

Thomas J. Loftus AVP and Senior Counsel U.S. Insurance Law Department 601 Congress Street Boston, MA 02210-2805 (617) 663-3192 Fax: (617) 663-2197 E-Mail: tloftus@jhancock.com

May 1, 2014

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Life Insurance Company (U.S.A.) Separate Account W (“Registrant”)

Registration Statement on Form N-4 (File No. 333-164145)

Commissioners:

Pursuant to Rule 497(j) of Regulation C of the Securities Act of 1933, we hereby certify on behalf of the Registrant that the form of the prospectus dated April 30, 2014 and Statement of Additional Information dated April 30, 2014 each contain no changes from the form of prospectus and Statement of Additional Information contained in the most recent Post-Effective Amendment No. 6 filed via EDGAR on Form N-4 on April 28, 2014.

Please direct any comments and questions regarding this filing to me at (617) 663-3192.

Very truly yours,

/s/ Thomas J. Loftus

Thomas J. Loftus

Senior Counsel - Annuities